15. Equity (Details) € / shares in Units, € in Thousands			3 Months Ended	12 Months Ended
	Feb. 15, 2018 $ / shares shares	Feb. 15, 2018 EUR (€) shares	Mar. 31, 2018 EUR (€) shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 EUR (€) shares	Jun. 19, 2018 EUR (€) € / shares shares	Jun. 18, 2018 EUR (€)	Dec. 31, 2015 EUR (€)
Issued capital | €				€ 624	€ 468
Number of shares outstanding | shares				62,430,106	46,791,352
par value | € / shares				€ 0.01	€ 0.01
Number of shares issued | shares						3,341
Proceeds from issuance of shares | €				€ 25,113	€ 23,123	€ 6
Authorized capital | €				40,129	31,579	38,751	€ 3,200	€ 2,196	€ 67,274
Common shares
Number of shares outstanding | shares							155,975,000
par value | € / shares							€ 0.01
Cumulative preference shares
Number of shares outstanding | shares							155,975,000
par value | € / shares							€ 0.01
Issued Capital
Authorized capital | €				€ 624	€ 468	€ 333			€ 333
At-the-market sales agreement
Number of shares issued | shares			2,373,716
Proceeds from issuance of shares | €			€ 3,800
Public offering
Number of shares issued | shares	13,225,000	13,225,000
Share price | $ / shares	$ 2.00
Proceeds from issuance of shares | €		€ 19,700